Revenue From Services Rendered - Summary of Revenue From Services Rendered (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue from fund management	R$ 384,321	R$ 285,798	R$ 233,826
Gross revenue from realized performance fees	38,649	41,869	65,328
Gross revenue from unrealized performance fees	73,066	31,569	11,939
Gross revenue from advisory	496,036	359,236	311,093
Net revenue from services rendered	465,458	339,892	296,717
Net revenue from fund management	361,070	271,266	223,808
Net revenue from realized performance fees	37,633	39,784	62,020
Net revenue from advisory	66,755	28,842	10,889
COFINS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(15,438)	(9,488)	(6,494)
PIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(3,348)	(2,057)	(1,407)
ISS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(11,792)	(7,799)	(6,475)
In Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	378,147	264,493	215,941
Abroad [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	R$ 117,889	R$ 94,743	R$ 95,152